INVESTMENT IN MARKETABLE SECURITIES (Details Narrative) - USD ($)			14 Months Ended	22 Months Ended
	Jul. 19, 2022	Jul. 19, 2022	Jul. 13, 2023	Mar. 09, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 28, 2022	Dec. 31, 2021	Sep. 27, 2021	Dec. 09, 2020	Nov. 03, 2020	Apr. 03, 2019	Oct. 16, 2018	Jul. 30, 2018	May 17, 2018
Investment amount					$ 16,687	$ 89,001		$ 577,035
Stockholders equity reverse stock split	the company’s common stock at the ratio of 10-for-1 effective July 28, 2022. Under the reverse stock split, each 10 pre-split share of common stock outstanding will automatically combine into 1 new share of common stock of the company. As at July 28, 2022, the Company has an investment of 116,646 common stock of Greenpro Capital Corp. The Company’s investment of 116,646 common stock of Greenpro Capital Corp. was reduced to 11,665 subsequent to the reverse stock split.	the company’s common stock at the ratio of 10-for-1 effective July 28, 2022. Under the reverse stock split, each 10 pre-split share of common stock outstanding will automatically combine into 1 new share of common stock of the company. As at July 28, 2022, the Company has an investment of 116,646 common stock of Greenpro Capital Corp. The Company’s investment of 116,646 common stock of Greenpro Capital Corp. was reduced to 11,665 subsequent to the reverse stock split
Common Stock [Member] | Subsequent Event [Member]
Stock issued during peirod shares new issues			200	200
Phoenix Plus Corporation [Member]
Investment amount												$ 1,500
Shares issued price per share												$ 0.0001
Equity interest percentage												5.00%
Phoenix Plus Corporation [Member] | Common Stock [Member]
Shares purchased during period												15,000,000
Greenpro Capital Corp. [Member]
Shares purchased during period	11,665	11,665				116,646	116,646						33,333	20	83,333
Investment amount													$ 1,000	$ 125	$ 500,000
Shares issued price per share													$ 0.03	$ 6.2613	$ 6
DSwiss Inc. [Member]
Shares purchased during period										16,663	6,667
Investment amount										$ 83,315	$ 76,671
Shares issued price per share										$ 5	$ 11.50
SEATech Ventures Corp. [Member]
Shares purchased during period									11,665
Investment amount									$ 18,874
Shares issued price per share									$ 1.62